Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Mar. 01, 2015	Nov. 30, 2014	Nov. 24, 2013
Current Assets:
Cash and cash equivalents	$ 202,730	$ 298,255	$ 489,258
Trade receivables, net of allowance for doubtful accounts	368,808	481,981	446,671
Inventories:
Raw materials	4,053	4,501	3,361
Work-in-process	4,076	5,056	6,597
Finished goods	585,481	591,359	593,909
Total inventories	593,610	600,916	603,867
Deferred tax assets, net	166,645	178,015	187,836
Other current assets	119,294	99,347	112,082
Total current assets	1,451,087	1,658,514	1,839,714
Property, plant and equipment, net of accumulated depreciation	372,452	392,062	439,861
Goodwill	236,090	238,921	241,228
Other intangible assets, net	45,053	45,898	49,149
Non-current deferred tax assets, net	486,560	488,398	448,839
Other non-current assets	99,860	100,280	108,627
Total assets	2,691,102	2,924,073	3,127,418
Current Liabilities:
Short-term debt	33,847	131,524	41,861
Accounts payable	197,290	234,892	254,516
Accrued salaries, wages and employee benefits	139,149	178,470	209,966
Restructuring liabilities	42,596	57,817	0
Accrued interest payable	25,028	5,679	5,346
Accrued income taxes	10,051	9,432	11,301
Other accrued liabilities	260,619	263,182	262,488
Total current liabilities	708,580	880,996	785,478
Long-term debt	1,091,622	1,092,478	1,504,016
Long-term capital leases	11,423	11,619	10,243
Postretirement medical benefits	116,377	122,213	122,248
Pension liability	386,446	406,398	326,767
Long-term employee related benefits	69,434	80,066	73,386
Long-term income tax liabilities	34,473	35,821	30,683
Other long-term liabilities	55,890	62,363	61,097
Total liabilities	2,474,245	2,691,954	2,913,918
Commitments and contingencies
Temporary equity	79,921	77,664	38,524
Levi Strauss & Co. stockholders' equity
Common stock	374	374	374
Additional paid-in capital	0	0	7,361
Retained earnings	518,020	528,209	475,960
Accumulated other comprehensive loss	(382,537)	(375,340)	(312,029)
Total Levi Strauss & Co. stockholders' equity	135,857	153,243	171,666
Noncontrolling interest	1,079	1,212	3,310
Total stockholders' equity	136,936	154,455	174,976
Total liabilities, temporary equity and stockholders' equity	$ 2,691,102	$ 2,924,073	$ 3,127,418